STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative expenses	$ 972,161	$ 25,850
Loss from operations	(972,161)	(25,850)
Other income & expenses:
Investment income on trust account	3,036,888
Income before taxes	2,064,727
Income tax expense	637,747
Net income (loss)	$ 1,426,980	$ (25,850)
Common stock, shares subject to possible redemption
Other income & expenses:
Weighted average common shares outstanding basic (in shares)	7,342,466	2,207,842
Basic income (loss) per share (in dollars per share)	$ 0.26	$ (0.01)
Weighted average common shares outstanding diluted (in shares)	8,076,712
Diluted income (loss) per share (in dollars per share)	$ 0.23
Common stock, shares not subject to possible redemption
Other income & expenses:
Weighted average common shares outstanding basic (in shares)	2,301,899
Basic income (loss) per share (in dollars per share)	$ (0.21)
Weighted average common shares outstanding diluted (in shares)	2,329,047
Diluted income (loss) per share (in dollars per share)	$ (0.2)